Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2035 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 07, 2017
Fidelity Freedom 2035 Fund - Class K6
Bar Chart Table:
Annual Return 2018	(8.15%)
Annual Return 2019	24.74%
Annual Return 2020	17.41%
Annual Return 2021	14.56%
Annual Return 2022	(17.51%)